Consolidated Statement Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities
Net income	$ 99,317	$ 77,227	$ 89,304
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	33,072	32,388	30,521
Provision for uncollectible accounts receivable	13,173	10,907	9,111
Stock option expense	4,802	6,042	8,130
Amortization of discount on convertible notes	3,392	8,674	8,106
Provision for deferred income taxes (Note 11)	6,978	(6,988)	(3,151)
Noncash portion of long-term incentive compensation	2,569	1,301	360
Amortization of debt issuance costs	826	1,751	1,265
Changes in operating assets and liabilities, excluding amounts acquired in business combinations:
Increase in accounts receivable	(45,785)	(9,009)	(24,421)
Decrease in inventories	535	355	1,610
Decrease/(increase) in prepaid expenses	6,362	(6,317)	(38)
Increase/(decrease) in accounts payable and other current liabilities	(25,824)	40,340	4,954
Increase/(decrease) in income taxes	11,279	(2,461)	6,020
Increase in other assets	(4,769)	(6,507)	(5,203)
Increase in other liabilities	8,484	6,713	8,329
Excess tax benefit on share-based compensation	(5,172)	(3,982)	(3,435)
Other sources	1,040	413	306
Net cash provided by operating activities	110,279	150,847	131,768
Cash Flows from Investing Activities
Capital expenditures	(43,571)	(29,324)	(35,252)
Business combinations, net of cash acquired	(250)	(2,257)	(5,900)
Other sources	294	235	468
Net cash used by investing activities	(43,527)	(31,346)	(40,684)
Cash Flows from Financing Activities
Proceeds from revolving line of credit	386,350
Payments on revolving line of credit	(336,350)
Payments on other long-term debt	(189,456)
Purchases of treasury stock	(110,019)	(92,911)	(60,624)
Proceeds from other long-term debt	100,000
Capital stock surrendered to pay taxes on stock-based compensation	(7,524)	(5,348)	(4,098)
Dividends paid	(14,255)	(14,148)	(13,026)
Proceeds from exercise of stock options (Note 4)	23,910	17,122	12,310
Excess tax benefit on share-based compensation	5,172	3,982	3,435
Retirement of warrants	(2,648)
Debt issuance costs	(914)	(1,108)
Increase/(decrease) in cash overdrafts payable	9,714	(11,415)	1,924
Other sources/(uses)	(1,018)	(788)	445
Net cash used by financing activities	(137,038)	(104,614)	(59,634)
Increase/(decrease) in cash and cash equivalents	(70,286)	14,887	31,450
Cash and cash equivalents at beginning of year	84,418	69,531	38,081
Cash and cash equivalents at end of year	$ 14,132	$ 84,418	$ 69,531